Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Avalyn Pharma Inc.
Entity Central Index Key	0001540171
Entity Emerging Growth Company	true
Entity File Number	001-43251
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2463191
Entity Address, Address Line One	105 W First Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02127
City Area Code	(206)
Local Phone Number	707-0340
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Voting Common Stock, par value $0.001 per share
Trading Symbol	AVLN
Security Exchange Name	NASDAQ